Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Property and Equipment Including Oil and Natural Gas Properties

A summary of property and equipment including oil and natural gas properties is as follows (in thousands):

	September 30, 2014	December 31, 2013
Oil and natural gas properties:
Unproved	$1,169,813	$926,812
Proved	461,768	97,528

Gross oil and natural gas properties	1,631,581	1,024,340
Less accumulated depreciation, depletion and amortization	(64,614)	(8,596)

Oil and natural gas properties, net	1,566,967	1,015,744
Other property and equipment	7,734	2,392
Less accumulated depreciation	(605)	(52)

Other property and equipment, net	7,129	2,340

Property and equipment, net	$1,574,096	$1,018,084

A summary of property and equipment including oil and natural gas properties is as follows (in thousands):

	December 31,
	2013	2012
Oil and natural gas properties:
Proved	$97,528	$6,986
Unproved	926,812	99,671
Gross oil and natural gas properties	1,024,340	106,657
Less accumulated depreciation, depletion and amortization	(8,596)	(404)
Oil and natural gas properties, net	1,015,744	106,253
Other property and equipment	2,392	—
Less accumulated depreciation	(52)	—
Other property and equipment, net	2,340	—
Property and equipment, net	$1,018,084	$106,253

Changes in Company's Asset Retirement Obligation Liability

The following table sets forth the changes in the Company’s ARO liability for the period indicated (in thousands):

Nine Months Ended September 30, 2014
Asset retirement obligations, beginning of period	$9,055
Additional liabilities incurred	420
Accretion	575

Asset retirement obligations, end of period	$10,050

The following table sets forth the changes in the Partnership’s ARO liability for the periods indicated (in thousands):

	Year Ended December 31,
	2013	2012
Asset retirement obligations, beginning of year	$13	$—
Additional liabilities incurred	300	13
Assumption of Oxford asset retirement obligations	8,378	—
Accretion	364	—
Asset retirement obligations, end of year	$9,055	$13

Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk

The following table sets forth the Company’s major customers and associated percentage of revenue for the periods indicated:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2014	2013	2014	2013
Purchaser
Antero Resources Corporation	48%	19%	57%	26%
ARM Energy Management	26%	—	20%	—
Condevco	4%	28%	5%	26%
Dominion East Ohio	3%	19%	4%	17%
Ergon	2%	14%	2%	12%

Total	83%	80%	88%	81%

The following table sets forth the Partnership’s major customers and associated percentage of revenue for the periods indicated:

	For the Years Ended December 31,
	2013	2012
Purchaser
Antero Resources Corporation	38%	100%
Devco Oil Inc.	24%	—%
Dominion Resources Inc.	13%	—%
Ergon Inc.	12%	—%
Total	87%	100%

Product Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk

The following table summarizes concentration of receivables, net of allowances, by product or service as of September 30, 2014 and December 31, 2013 (in thousands):

	September 30, 2014	December 31, 2013
Receivables by product or service:
Sale of oil and natural gas and related products and services	$23,925	$4,092
Joint interest owners	22,661	4,586
Miscellaneous other	440	—

Total	$47,026	$8,678

The following table summarizes concentration of receivables, net of allowances, by product or service as of December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
Receivables by product or service:
Sale of oil and natural gas and related products and services	$4,092	$149
Joint interest owners	4,586	23
Total	$8,678	$172